Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities were:

($ thousands)	December 31, 2025	December 31, 2024
Trade payables	$11,240	$6,312
Accrued payables	77,192	45,176
Accrued interest payable	-	10,316
Accounts payable and accrued liabilities	$88,432	$61,804